Annual Total Returns[BarChart] - 2045 Retirement Fund - 2045 Retirement Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.45%)	14.45%	27.68%	7.36%	(0.69%)	11.68%	17.62%	(8.29%)	24.54%	13.31%